Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the years ended December 31, 2021, 2022, and 2023, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Management fees-related parties
Management fees – Castor Ships (a)	$1,438,500	$2,182,400	$2,660,797
Management fees – Pavimar (b)	3,452,400	4,380,000	4,506,600

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$1,299,108	$1,944,288	$1,274,384

Included in Interest and finance costs
Interest expenses – Thalassa (e)	$204,167	$—	$—

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$1,200,000	$2,100,000	$3,099,000

Included in Gain on sale of vessel
Sale & purchase commission – Castor Ships (a)	$—	$—	$664,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (a)	$—	$235,500	$—

As of December 31, 2022, and 2023, balances with related parties consisted of the following:

	December 31, 2022	December 31, 2023
Assets:
Due from Castor Ships (a) – current	$—	$2,283,209
Due from Castor Ships (a) – non-current	3,514,098	4,504,340
Due from Pavimar (b) – current	2,664,976	3,366,959
Investment in Toro (c) – non-current	—	117,537,135

Liabilities:
Due to Castor Ships (a) – current	$227,622	$—
Due to Toro (d) – current	—	541,666

Valuation Methodology and Significant Other Observable Inputs
As there was no observable market for the Series A Preferred Shares, these were recognized at $117,222,135 (Note 11), being the fair value of the shares determined through Level 3 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The valuation methodology applied comprised the bifurcation of the value of the Series A Preferred Shares in two components namely, the “straight” preferred stock component and the option component. The mean of the sum of the two components was used to estimate the value for the Series A Preferred Shares at $117,222,135. The valuation methodology and the significant unobservable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Values
“Straight” Preferred Stock Component	Discounted cash flow model	• Weighted average cost of capital	12.80%
Option Component	Black Scholes	• Volatility	69.00%
		• Risk-free rate	3.16%
		• Weighted average cost of capital	12.80%
		• Strike price	$5.75
		• Share price (based on the first 5 trading days volume weighted average)	$4.52